Events After the Reporting Date (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands										1 Months Ended			12 Months Ended
	Aug. 10, 2023 USD ($)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 ILS (₪)	Jun. 11, 2023 USD ($)	Jun. 11, 2023 ILS (₪)	Jun. 09, 2023 $ / shares	May 04, 2023 USD ($) shares	Mar. 14, 2023 USD ($) $ / shares shares	Feb. 26, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 ILS (₪) ₪ / shares shares	Jan. 17, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 06, 2023 $ / shares	Feb. 23, 2023 USD ($)	Feb. 23, 2023 ILS (₪)	Dec. 31, 2022 ₪ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 ₪ / shares
Events After the Reporting Date (Details) [Line Items]
Share issued (in Shares) | shares													1,000,000	1,000,000
Discount rate													20.00%	20.00%
Pay commission amount													$ 105	₪ 375
Warrants to purchase amount (in New Shekels) | ₪														₪ 375
Issued value													100,000
Aggregate amount													$ 2,500
Maturity term													2 years	2 years
Repayment amount													$ 600
Monthly payment													$ 1,500
Description of repayment													The Company has the option to make the Monthly Payments (i) in cash in the amount equal to the product of Repayment Amount multiplied by 1.05 (ii) (ii) ordinary share, or (iii) a combination of cash and ordinary shares. The amount of ordinary shares to be issued upon repayment shall be calculate by dividing the Repayment Amount being paid in ordinary shares by the Repayment Share Price.	The Company has the option to make the Monthly Payments (i) in cash in the amount equal to the product of Repayment Amount multiplied by 1.05 (ii) (ii) ordinary share, or (iii) a combination of cash and ordinary shares. The amount of ordinary shares to be issued upon repayment shall be calculate by dividing the Repayment Amount being paid in ordinary shares by the Repayment Share Price.
Percentage of repayment													90.00%	90.00%
Price per share (in Dollars per share) | (per share)																			$ 2.32	₪ 8
Subsequent Event [Member]
Events After the Reporting Date (Details) [Line Items]
Share issued (in Shares) | shares								400,000		50,000	50,000
Issued per share | (per share)						$ 1		$ 10		$ 2	₪ 6.836
Private offering										$ 100	₪ 342
Loan amount												$ 1,000
Discount rate				40.00%	40.00%							10.00%
Annual interest												12.00%
Amount received																$ 2,768	₪ 10,000
Additional loan amount		$ 500	₪ 1,850	$ 1,400	₪ 5,000
Consulting fee	$ 70
Total commission amount	$ 840
Aggregate of principal amount									$ 5,219
Convertible amount									$ 349
Gross proceeds							$ 16,000	$ 4,000
Purchase price							10,000
Principal amount							$ 7,200
Warrants of ordinary shares (in Shares) | shares							2,458,210
Initial funding amount							$ 4,500
Percentage of commitment fee							3.50%
Funding of remaining amount							$ 1,500
Forecast [Member]
Events After the Reporting Date (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares															$ 1
A-Labs Finance and Advisory Ltd [Member]
Events After the Reporting Date (Details) [Line Items]
Pay commission amount													$ 105	₪ 375
Shayna [Member] | Subsequent Event [Member]
Events After the Reporting Date (Details) [Line Items]
Discount rate		40.00%	40.00%
Additional loan amount		$ 312	₪ 1,150
Alliance Global Partners [Member]
Events After the Reporting Date (Details) [Line Items]
Interest rate									6.00%
Secured Promissory Note [Member]
Events After the Reporting Date (Details) [Line Items]
Interest rate													10.00%	10.00%
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Events After the Reporting Date (Details) [Line Items]
Purchase price							6,000
Principal amount							$ 12,000